Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Inventories
Finished goods	¥ 1,917,133	¥ 1,447,799	¥ 1,186,810
Low-value consumables	5,108	2,720	1,285
Inventories	¥ 1,922,241	¥ 1,450,519	¥ 1,188,095